UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
4/30/07 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Advertising and Marketing Services (0.9%)
Omnicom Group, Inc.	51,800	$5,423,978

Aerospace and Defense (7.0%)
Boeing Co. (The)	124,800	11,606,400
L-3 Communications Holdings, Inc.	106,400	9,568,552
Lockheed Martin Corp.	108,000	10,383,120
United Technologies Corp.	167,300	11,230,849
		42,788,921

Automotive (1.3%)
Harley-Davidson, Inc.	130,000	8,231,600

Banking (3.3%)
Commerce Bancorp, Inc.	104,100	3,481,104
U.S. Bancorp	232,000	7,969,200
Wells Fargo & Co.	244,000	8,757,160
		20,207,464

Biotechnology (1.8%)
Amgen, Inc. (NON) (SEG)	110,900	7,113,126
Genentech, Inc. (NON)	50,500	4,039,495
		11,152,621

Building Materials (0.6%)
Sherwin-Williams Co. (The)	56,000	3,571,120

Commercial and Consumer Services (2.0%)
Alliance Data Systems Corp. (NON)	86,507	5,507,036
Dun & Bradstreet Corp. (The)	37,331	3,370,989
Equifax, Inc.	84,200	3,351,160
		12,229,185

Communications Equipment (3.8%)
Cisco Systems, Inc. (NON)	640,600	17,129,644
Qualcomm, Inc.	147,700	6,469,260
		23,598,904

Computers (4.6%)
Apple Computer, Inc. (NON)	126,100	12,584,780
Dell, Inc. (NON)	208,400	5,253,764
EMC Corp. (NON) (S)	334,200	5,073,156
Network Appliance, Inc. (NON)	135,400	5,038,234
		27,949,934

Conglomerates (1.6%)
Danaher Corp.	135,000	9,610,650

Consumer Finance (3.5%)
Capital One Financial Corp.	154,700	11,488,022
Countrywide Financial Corp.	261,500	9,696,420
		21,184,442

Consumer Goods (2.8%)
Colgate-Palmolive Co.	63,800	4,321,812
Procter & Gamble Co. (The)	200,500	12,894,155
		17,215,967

Consumer Services (0.5%)
Liberty Media Holding Corp. - Interactive Class A (NON)	129,100	3,231,373

Electronics (1.1%)
Amphenol Corp. Class A	101,000	3,546,110
Microchip Technology, Inc. (S)	72,700	2,932,718
		6,478,828

Energy (1.0%)
Halliburton Co.	197,600	6,277,752

Financial (2.0%)
American Express Co.	98,400	5,969,928
Assurant, Inc. (S)	55,000	3,164,150
Moody's Corp. (S)	51,600	3,411,792
		12,545,870

Health Care Services (6.9%)
Express Scripts, Inc. (NON)	71,500	6,831,825
Medco Health Solutions, Inc. (NON)	96,600	7,536,732
UnitedHealth Group, Inc.	267,200	14,177,632

WellPoint, Inc. (NON)	171,300	13,527,561
		42,073,750

Homebuilding (0.7%)
NVR, Inc. (NON) (S)	5,375	4,429,000

Insurance (4.1%)
American International Group, Inc.	278,300	19,455,953
Berkshire Hathaway, Inc. Class B (NON)	1,588	5,761,264
		25,217,217

Investment Banking/Brokerage (8.4%)
Bear Stearns Cos., Inc. (The)	94,100	14,651,370
BlackRock, Inc. (S)	28,600	4,281,420
E*Trade Financial Corp. (NON)	222,800	4,919,424
Franklin Resources, Inc.	40,700	5,344,317
Goldman Sachs Group, Inc. (The)	83,700	18,297,657
T. Rowe Price Group, Inc.	74,000	3,676,320
		51,170,508

Lodging/Tourism (1.6%)
Las Vegas Sands Corp. (NON)	41,300	3,518,347
Royal Caribbean Cruises, Ltd.	65,500	2,722,835
Wyndham Worldwide Corp. (NON)	101,000	3,494,600
		9,735,782

Machinery (2.3%)
Caterpillar, Inc.	94,800	6,884,376
Joy Global, Inc.	29,400	1,488,522
Parker-Hannifin Corp.	63,900	5,887,746
		14,260,644

Media (1.3%)
Walt Disney Co. (The)	228,800	8,003,424

Medical Technology (2.7%)
Becton, Dickinson and Co.	64,700	5,091,243
Medtronic, Inc.	156,200	8,267,666
St. Jude Medical, Inc. (NON)	74,200	3,175,018
		16,533,927

Oil & Gas (4.5%)
Devon Energy Corp.	97,200	7,082,964
EOG Resources, Inc.	46,500	3,414,960
Hess Corp.	84,900	4,818,075
Occidental Petroleum Corp.	79,400	4,025,580
Valero Energy Corp.	119,500	8,392,485
		27,734,064

Pharmaceuticals (2.9%)
Johnson & Johnson	227,000	14,577,940
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	81,400	3,118,434
		17,696,374

Publishing (1.9%)
McGraw-Hill Cos., Inc. (The)	179,800	11,782,294

Real Estate (1.1%)
CB Richard Ellis Group, Inc. Class A (NON)	193,465	6,548,790

Restaurants (2.5%)
Starbucks Corp. (NON) (S)	227,400	7,053,948
Yum! Brands, Inc.	131,900	8,159,334
		15,213,282

Retail (7.4%)
Abercrombie & Fitch Co. Class A	30,800	2,515,128
Bed Bath & Beyond, Inc. (NON)	100,400	4,090,296
Best Buy Co., Inc.	166,300	7,757,895
Home Depot, Inc. (The)	185,900	7,040,033
Kohl's Corp. (NON)	32,200	2,384,088
Lowe's Cos., Inc. (S)	214,500	6,555,120
Ross Stores, Inc. (S)	131,200	4,349,280
Staples, Inc.	422,400	10,475,520
		45,167,360

Semiconductor (1.0%)
Applied Materials, Inc.	327,900	6,302,238

Software (6.8%)
Adobe Systems, Inc. (NON) (S)	199,200	8,278,752
Autodesk, Inc. (NON)	124,900	5,154,623
Microsoft Corp.	555,700	16,637,658
Oracle Corp. (NON)	619,900	11,654,120
		41,725,153

Technology Services (5.3%)

Accenture, Ltd. Class A (Bermuda)	76,900	3,006,790
Automatic Data Processing, Inc.	184,300	8,249,268
eBay, Inc. (NON) (S)	242,800	8,240,632
Google, Inc. Class A (NON)	22,477	10,595,208
Western Union Co. (The)	98,105	2,065,110
		32,157,008

Telecommunications (0.1%)
MetroPCS Communications, Inc. (NON)	15,170	425,519

Textiles (0.2%)
Coach, Inc. (NON)	24,600	1,201,218

Transportation Services (0.3%)
Expeditors International of Washington, Inc. (S)	45,600	1,906,080

Total common stocks (cost $562,439,139)		$610,982,241

SHORT-TERM INVESTMENTS (5.0%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	4,864,843	$4,864,843
Short-term investments held as collateral for loaned
securities with yields ranging from 5.23% to 5.46% and
due dates ranging from May 1, 2007 to June 22, 2007 (d)	$25,574,117	25,533,515

Total short-term investments (cost $30,398,358)		$30,398,358

TOTAL INVESTMENTS

Total investments (cost $592,837,497) (b)		$641,380,599

FUTURES CONTRACTS OUTSTANDING at 4/30/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	7	$2,604,700	Jun-07	$746

     NOTES

(a) Percentages indicated are based on net assets of $612,503,615.

(b) The aggregate identified cost on a tax basis is $593,094,295, resulting in gross unrealized appreciation and depreciation of $62,347,646 and $14,061,342, respectively, or net unrealized appreciation of $48,286,304.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At April 30, 2007, the value of securities loaned amounted to $24,875,142. The fund received cash collateral of $25,533,515 which is pooled with collateral of other Putnam funds into 35 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $138,060 for the period ended April 30, 2007. During the period ended April 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $104,965,835 and $100,100,992, respectively.

(S) Securities on loan, in part or in entirety, at April 30, 2007.

At April 30, 2007, liquid assets totaling $746 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
4/30/07 (Unaudited)

COMMON STOCKS (100.3%)(a)
	Shares	Value

Aerospace and Defense (2.4%)
Boeing Co. (The)	107,700	$10,016,100
Lockheed Martin Corp.	88,400	8,498,776
		18,514,876

Airlines (0.7%)
Southwest Airlines Co.	371,800	5,335,330

Automotive (0.4%)
Harley-Davidson, Inc. (S)	51,900	3,286,308

Banking (5.7%)
Bank of America Corp.	572,700	29,150,429
Commerce Bancorp, Inc.	286,000	9,563,840
U.S. Bancorp	148,700	5,107,845
		43,822,114

Beverage (2.9%)
Anheuser-Busch Cos., Inc.	123,600	6,079,884
Coca-Cola Enterprises, Inc. (S)	157,900	3,464,326
Molson Coors Brewing Co. Class B	25,100	2,366,428
PepsiCo, Inc. (S)	165,300	10,924,677
		22,835,315

Biotechnology (2.5%)
Amgen, Inc. (NON)	171,200	10,980,768
Biogen Idec, Inc. (NON) (S)	179,300	8,464,753
		19,445,521

Chemicals (1.4%)
Celanese Corp. Ser. A	120,800	4,006,936
E.I. du Pont de Nemours & Co.	136,000	6,687,120
		10,694,056

Communications Equipment (3.5%)
Cisco Systems, Inc. (NON)	715,600	19,135,144
Qualcomm, Inc.	180,300	7,897,140
		27,032,284

Computers (3.5%)
Apple Computer, Inc. (NON)	47,100	4,700,580
EMC Corp. (NON)	487,000	7,392,660
IBM Corp.	149,100	15,239,511
		27,332,751

Conglomerates (2.5%)
Danaher Corp. (S)	113,900	8,108,541
Tyco International, Ltd. (Bermuda)	354,700	11,573,861
		19,682,402

Consumer Finance (4.3%)
Capital One Financial Corp.	235,400	17,480,804
Countrywide Financial Corp. (S)	422,100	15,651,468
		33,132,272

Consumer Goods (3.5%)
Clorox Co.	123,600	8,291,088
Newell Rubbermaid, Inc.	115,000	3,527,050
Procter & Gamble Co. (The)	241,900	15,556,589
		27,374,727

Consumer Services (0.5%)
Liberty Media Holding Corp. - Interactive Class A (NON)	165,700	4,147,471

Electric Utilities (4.0%)
Edison International	141,508	7,407,944
Entergy Corp.	71,200	8,055,568
Exelon Corp.	121,200	9,139,692
PG&E Corp.	118,100	5,975,860
		30,579,064

Electronics (0.5%)
Atmel Corp. (NON)	744,300	3,959,676

Energy (1.2%)
Cameron International Corp. (NON)	66,400	4,287,448
Noble Corp.	54,100	4,712,110
		8,999,558

Financial (1.9%)
MGIC Investment Corp. (S)	131,600	8,107,876
Radian Group, Inc. (S)	116,800	6,787,248
		14,895,124

Food (0.5%)
Kraft Foods, Inc. Class A	116,536	3,900,460

Health Care Services (1.7%)
Health Management Associates, Inc. Class A	284,800	3,044,512
Medco Health Solutions, Inc. (NON)	49,000	3,822,980
WellPoint, Inc. (NON)	83,500	6,593,995
		13,461,487

Household Furniture and Appliances (0.8%)
Whirlpool Corp. (S)	60,600	6,425,418

Insurance (3.7%)
American International Group, Inc.	277,500	19,400,025
Berkshire Hathaway, Inc. Class B (NON)	1,365	4,952,220
Everest Re Group, Ltd. (Barbados)	42,000	4,226,880
		28,579,125

Investment Banking/Brokerage (5.3%)
Bear Stearns Cos., Inc. (The)	110,600	17,220,420
E*Trade Financial Corp. (NON)	286,900	6,334,752
Goldman Sachs Group, Inc. (The)	73,600	16,089,696
IndyMac Bancorp, Inc. (S)	53,300	1,611,792
		41,256,660

Lodging/Tourism (1.0%)
Wyndham Worldwide Corp. (NON)	232,440	8,042,424

Machinery (1.7%)
Caterpillar, Inc.	136,600	9,919,892
Parker-Hannifin Corp.	39,200	3,611,888
		13,531,780

Manufacturing (1.1%)
Illinois Tool Works, Inc.	158,600	8,137,766

Medical Technology (1.9%)
Becton, Dickinson and Co.	61,100	4,807,959
Boston Scientific Corp. (NON)	369,600	5,706,624
St. Jude Medical, Inc. (NON)	96,100	4,112,119
		14,626,702

Metals (1.7%)
Freeport-McMoRan Copper & Gold, Inc. Class B	90,700	6,091,412
United States Steel Corp. (S)	66,400	6,742,256
		12,833,668

Oil & Gas (8.8%)
BP PLC ADR (United Kingdom)	162,500	10,939,500
ConocoPhillips	227,800	15,797,930
Devon Energy Corp.	84,400	6,150,228
Marathon Oil Corp.	113,000	11,475,150
Newfield Exploration Co. (NON)	87,500	3,828,125
Occidental Petroleum Corp.	125,900	6,495,609
Valero Energy Corp.	186,100	13,069,803
		67,756,345

Pharmaceuticals (5.5%)
Barr Pharmaceuticals, Inc. (NON)	65,200	3,153,072
Johnson & Johnson	365,900	23,498,098
Pfizer, Inc.	457,495	12,105,318
Watson Pharmaceuticals, Inc. (NON)	125,300	3,420,690
		42,177,178

Publishing (2.3%)
Gannett Co., Inc. (S)	110,700	6,316,542
Idearc, Inc.	127,820	4,441,745
McGraw-Hill Cos., Inc. (The)	107,600	7,051,028
		17,809,315

Railroads (0.6%)
Norfolk Southern Corp.	89,100	4,743,684

Real Estate (0.7%)
CB Richard Ellis Group, Inc. Class A (NON)	157,000	5,314,450

Regional Bells (1.9%)
Verizon Communications, Inc.	385,800	14,729,844

Restaurants (0.8%)
Starbucks Corp. (NON)	189,500	5,878,290

Retail (5.7%)
Best Buy Co., Inc.	154,100	7,188,765
Big Lots, Inc. (NON)	208,800	6,723,360
Kohl's Corp. (NON) (S)	80,200	5,938,008
OfficeMax, Inc.	50,400	2,480,688
Ross Stores, Inc.	111,200	3,686,280
Sears Holdings Corp. (NON)	15,100	2,882,741
Staples, Inc.	189,500	4,699,600
Wal-Mart Stores, Inc.	222,300	10,652,616
		44,252,058

Shipping (0.4%)
Overseas Shipholding Group	40,200	2,846,160

Software (5.1%)
Adobe Systems, Inc. (NON)	161,200	6,699,472
McAfee, Inc. (NON)	102,400	3,326,976
Microsoft Corp.	568,400	17,017,896
Oracle Corp. (NON)	429,100	8,067,080
Symantec Corp. (NON)	226,400	3,984,640
		39,096,064

Technology Services (2.6%)
Accenture, Ltd. Class A (Bermuda)	70,900	2,772,190
Computer Sciences Corp. (NON)	152,700	8,480,958
eBay, Inc. (NON)	152,600	5,179,244
Western Union Co. (The)	167,500	3,525,875
		19,958,267

Telecommunications (1.7%)
MetroPCS Communications, Inc. (NON)	19,130	536,597
Sprint Nextel Corp.	625,600	12,530,768
		13,067,365

Tobacco (1.5%)
Altria Group, Inc.	168,400	11,606,128

Transportation Services (1.3%)
United Parcel Service, Inc. Class B	146,900	10,346,167

Waste Management (0.6%)
Waste Management, Inc.	131,200	4,908,192

Total common stocks (cost $717,063,682)		$776,353,846

SHORT-TERM INVESTMENTS (5.4%)(a) (cost $41,927,675)
	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.23% to 5.46% and
due dates ranging from May 1, 2007 to June 22, 2007 (d)	$41,994,347	$41,927,675

TOTAL INVESTMENTS

Total investments (cost $758,991,357) (b)		$818,281,521

FORWARD CURRENCY CONTRACTS TO BUY at 4/30/07 (aggregate face value $18,688) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Japanese Yen	$18,794	$18,688	5/16/07	$106

FORWARD CURRENCY CONTRACTS TO SELL at 4/30/07 (aggregate face value $11,428,582) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

British Pound	$11,803,934	$11,409,936	6/20/07	$(393,998)
Japanese Yen	18,794	18,646	5/16/07	(148)

Total				$(394,146)

NOTES

(a) Percentages indicated are based on net assets of $773,889,071.

(b) The aggregate identified cost on a tax basis is $759,363,629, resulting in gross unrealized appreciation and depreciation of $76,960,581 and $18,042,689, respectively, or net unrealized appreciation of $58,917,892.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At April 30, 2007, the value of securities loaned amounted to $40,858,482. The fund received cash collateral of $41,927,675, which is pooled with collateral of other Putnam funds into 35 issues of high-grade, short-term investments. The fund also received high-quality, highly rated securities of $102,700 in non-cash collateral.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $333,804 for the period ended April 30, 2007. During the period ended April 30, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $161,387,005 and $169,666,460, respectively.

(S) Securities on loan, in part or in entirety, at April 30, 2007.

At April 30, 2007, liquid assets totaling $856,284 have been designated as collateral for open forward contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 29, 2007